Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.24%	[1]
Fee Waiver	0.31%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
Class C
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	2.03%	[1]
Fee Waiver	0.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.71%	[1]
Class S
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	2.55%
Total Annual Fund Operating Expenses	3.45%	[1]
Fee Waiver	2.31%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[1]
Class I
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.00%	[1]
Fee Waiver	0.30%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
Class N
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.06%	[1]
Fee Waiver	0.43%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
Class R
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.89%
Total Annual Fund Operating Expenses	2.04%	[1]
Fee Waiver	0.66%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.38%	[1]
Class T
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.20%	[1]
Fee Waiver	0.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.63% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.